Reverse Capitalization (Details) - Schedule of number of shares of common stock issued	Dec. 31, 2022 USD ($) shares
Schedule of Number of Shares of Common Stock Issued [Abstract]
VMAC’s Public Shareholders, outstanding prior to the business combination	10,000,000
Less redemption of VMAC’s public shares	(9,757,033)
Net VMAC’s Public Shareholders	242,967
VMAC’s Initial Shareholders	2,830,000
Shares issued to PIPE (in Dollars) | $	$ 4,056,000
Share Based Payments (including 360,000 placement agent fee)	640,000
Sponsor, PIPE and Transaction Cost Shares issued	7,526,000
Anghami initial Shareholders	18,000,000
Total shares outstanding immediately after the Business Combination	25,768,967
Shares issued against exercise of warrants during 2022	236,687
Total shares outstanding as of December 31, 2022	26,005,654